PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property Plant and Equipment Disclosure [Text Block]
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment is stated at cost less depreciation and if applicable, impairment.

Property and equipment consists of the following:

	2013	2013	2012
	USD	RMB	RMB
Property	—	—	23
Machinery	183	1,106	1,416
Furniture and office equipment	7,261	43,957	26,845
Motor vehicles	356	2,155	4,499
Total	7,800	47,218	32,783
Less: accumulated depreciation	(2,117)	(12,817)	(15,268)
Property and equipment, net	5,683	34,401	17,515

Depreciation expense for the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Cost of sales	—	—	72	41
Selling, general and administrative expenses	894	5,414	4,303	4,697
Research and development expenses	81	490	1,414	1,441
Total	975	5,904	5,789	6,179